LONG-TERM DEBT, NET - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Line Items]
Long-term debt, net	$ 3,815,232	$ 3,730,998
Current portion of long-term debt, net	(102,836)	(261,097)
Non current portion of long-term debt, net	3,712,396	3,469,901
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Long-term debt, net	1,243,844	1,223,954
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	488,886	0
Total Credit Facility [Member] | 2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	0	414,479
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net	22,705	28,731
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	936,514	926,389
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	809,871	807,514
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	$ 313,412	$ 329,931